UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1. Name and address of issuer:

Merrill Lynch Inflation Protected Fund
(formerly known as Merrill Lynch Inflation Protected Bond Fund)
800 Scudders Mill Road
Plainsboro, NJ  08536

2. The name of each series or class of securities for which this Form is filed:
(If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3. Investment Company Act File Number: 811-21473
   Securities Act File Number: 333-110936

4(a). Last day of fiscal year for which this Form is filed:

November 30, 2005

4(b). [X] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
     fiscal year pursuant to section 24(f):                     $36,861,696

(ii) Aggregate price of securities redeemed or
     repurchased during the fiscal year:                        $32,301,717

(iii) Aggregate price of securities redeemed or
      repurchased during any prior fiscal year
      ending no earlier than October 11, 1995 that
      were not previously used to reduce registration
      fees payable to the Commission:                           $0

(iv)  Total available redemption credits
      [add Items 5(ii) and 5(iii)]:                             $32,301,717


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(v)   Net sales - if Item 5(i)is greater than Item 5(iv)
      [subtract Item 5(iv) from Item 5(i)]:                     $4,559,979

(vi)  Redemption credits available for use in future
      years - if Item 5(i) is less than Item 5(iv)
      [subtract Item 5(iv) from Item 5(i)]:                     $0

(vii) Multiplier for determining registration fee
      (See Instruction C.9)                                     x 0.000107

(viii) Registration fee due [multiply Item 5(v) by
       Item 5(vii)] (enter "0" if no fee is due):               $487.92

6.  Prepaid Shares

If the response to Item 5(i) was determined by
deducting an amount of securities that were
registered under the Securities Act of 1933
pursuant to rule 24e-2 as in effect before October 11,
1997, then report the amount of securities
(number of shares or other units) deducted here:                0

If there is a number of shares or other units that
were registered pursuant to rule 24e-2 remaining
unsold at the end of the fiscal year for which this
form is filed that are available for use by the issuer
in future fiscal years, then state that number here:            0

7.  Interest  due -
If this Form is being filed more than 90 days after
the end of the issuer's fiscal year (see Instruction D):        $2.75

8. Total of the amount of the registration fee
due plus any interest due [line 5(viii) plus line 7]            $490.67

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: June 13, 2006

     Method of Delivery:

                               [X] Wire Transfer

                               [ ] Mail or other means



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                                   SIGNATURES*

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                            By:  /s/ Donald C. Burke
                                                 ---------------------------
                                                 Name:  Donald C. Burke
                                                 Title: Vice President and
                                                        Treasurer

Date:  June 13, 2006

* Please print the name and title of the signing officer below the signature.